3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (g) Option based payments (Policies)	12 Months Ended
Jan. 31, 2019
Policies
(g) Option based payments

           (g)  Option based payments

The Company has an equity settled stock option plan that grants options to buy common shares of the Company to Eligible Persons (as defined by the policies of the TSX Venture Exchange and/or National Instrument 45-106).  The fair value of stock options are estimated at the measurement date, using the Black-Scholes option pricing model and recorded as option based payments expense in the statement of comprehensive loss and credited to contributed surplus within shareholders’ equity, over the vesting period of the stock options, based on the Company’s estimate of the number of stock options that will eventually vest.